Derivative Instruments - Fair Value of Derivative Contracts Falling under Early Termination Provisions in Net Liability Position (Detail) $ in Millions	Dec. 31, 2015 USD ($) [1]
A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 117
BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	1,076
BB plus
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	2,061
A3
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	117
Baa2
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	1,076
Ba1
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 2,061

[1]	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.